Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Nov. 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 119,915	$ 1,150,558	$ 963,419		$ 2,071,744	$ 2,321,947
Operating expenses
Lease operating expenses	17,841	98,888	118,372		223,384	193,912
Gathering, processing and transportation expenses	9,124	52,596	85,896		128,806	107,193
Production taxes	5,938	50,933	45,439		112,592	133,696
Depreciation, depletion and amortization	16,094	112,581	291,115		787,192	636,296
Exploration expenses	0	1,936	2,748		6,658	27,432
Rig termination					384
Impairment	0	5	4,937,143		10,257	384,228
General and administrative expenses	14,224	60,461	145,294		143,506	121,346
Litigation settlement	0		22,750
Total operating expenses	81,150	649,033	5,885,574		1,912,866	2,231,522
Gain on sale of properties	11	228,473	10,396		(4,455)	28,587
Operating income (loss)	38,776	729,998	(4,911,759)		154,423	119,012
Other expense
Net loss on derivative instruments(1)	(84,615)	(550,342)	233,565		(106,314)	28,457
Interest expense, net of capitalized interest	(3,168)	(49,421)	(181,484)		(176,223)	(159,085)
Gain on extinguishment of debt	0		83,867		4,312
Reorganization items, net	0		786,831
Other expense	(402)	(859)	1,407		440	(13,848)
Total other expense	(88,185)	(600,622)	924,186		(277,785)	(144,355)
Income (loss) from continuing operations before income taxes	(49,409)	129,376	(3,987,573)		(123,362)	(25,343)
Income tax benefit (expense)	3,447	0	262,962		32,715	5,843
Net income (loss) from continuing operations including non-controlling interests	(45,962)	129,376	(3,724,611)		(90,647)	(19,500)
Net income from continuing operations attributable to non-controlling interests	3,950	27,654	(84,283)		37,596	15,796
Net income (loss) from continuing operations attributable to Oasis	$ (49,912)	$ 101,722	$ (3,640,328)		$ (128,243)	$ (35,296)
Net loss from continuing operations attributable to Oasis per share:
Basic (in dollars per share)	$ (2.50)	$ 5,110	$ (11.46)		$ (0.41)	$ (0.11)
Diluted (in dollars per share)	$ (2.50)	$ 4,960	$ (11.46)	$ (229.05)	$ (0.41)	$ (0.11)
Weighted average shares outstanding:
Basic (in shares)	19,991,000	19,905	317,644,000		315,002,000	307,480,000
Diluted (in shares)	19,991,000	20,508	317,644,000		315,002,000	307,480,000
Pro Forma
Revenues
Total revenues		$ 1,295,711		$ 1,073,369	$ 1,930,797	$ 2,202,907
Operating expenses
Lease operating expenses		200,773		235,299	288,690	247,523
Gathering, processing and transportation expenses		113,170		154,707	174,026	131,963
Production taxes		76,244		71,188	112,592	133,696
Depreciation, depletion and amortization		144,000		341,878	771,640	624,011
Exploration expenses		1,605		2,539	6,658	27,432
Rig termination					384
Impairment		0		3,829,848	10,257	384,228
General and administrative expenses		61,591		143,092	148,595	127,749
Litigation settlement				22,750
Total operating expenses		849,556		5,031,739	2,016,517	2,272,708
Gain on sale of properties		1,058		237,822	(4,455)	28,587
Operating income (loss)		447,213		(3,720,548)	(90,175)	(41,214)
Other expense
Net loss on derivative instruments(1)		(550,342)		148,950	(106,314)	28,457
Interest expense, net of capitalized interest		(34,846)		(171,012)	(159,287)	(156,742)
Gain on extinguishment of debt				83,867	4,312
Other expense		(521)		865	569	(13,848)
Total other expense		(585,709)		62,670	(260,720)	(142,012)
Income (loss) from continuing operations before income taxes		(138,496)		(3,657,878)	(350,895)	(183,226)
Income tax benefit (expense)		0		188,692	32,715	5,843
Net income (loss) from continuing operations including non-controlling interests		(138,496)		$ (3,469,186)	(318,180)	(177,383)
Net income from continuing operations attributable to non-controlling interests		0			0	0
Net income (loss) from continuing operations attributable to Oasis		$ (138,496)			$ (318,180)	$ (177,383)
Net loss from continuing operations attributable to Oasis per share:
Basic (in dollars per share)		$ (6,960)		$ (173.54)	$ (1.01)	$ (0.58)
Diluted (in dollars per share)		$ (6,960)		$ (173.54)	$ (1.01)	$ (0.58)
Weighted average shares outstanding:
Basic (in shares)		19,905		19,991,000	315,002,000	307,480,000
Diluted (in shares)		19,905		19,991,000	315,002,000	307,480,000
Successor and Predecessor Pro Forma Combined
Revenues
Total revenues				$ 952,450
Operating expenses
Lease operating expenses				182,923
Gathering, processing and transportation expenses				131,082
Production taxes				51,377
Depreciation, depletion and amortization				284,791
Exploration expenses				2,748
Impairment				4,825,530
General and administrative expenses				142,885
Litigation settlement				22,750
Total operating expenses				5,901,357
Gain on sale of properties				10,407
Operating income (loss)				(4,938,500)
Other expense
Net loss on derivative instruments(1)				148,950
Interest expense, net of capitalized interest				(143,856)
Gain on extinguishment of debt				83,867
Reorganization items, net				0
Other expense				870
Total other expense				89,831
Income (loss) from continuing operations before income taxes				(4,848,669)
Income tax benefit (expense)				269,743
Net income (loss) from continuing operations including non-controlling interests				(4,578,926)
Net income from continuing operations attributable to non-controlling interests				0
Net income (loss) from continuing operations attributable to Oasis				$ (4,578,926)
Net loss from continuing operations attributable to Oasis per share:
Basic (in dollars per share)				$ (229.05)
Diluted (in dollars per share)				$ (229.05)
Weighted average shares outstanding:
Basic (in shares)				19,991,000
Diluted (in shares)				19,991,000
Discontinued Operations
Revenues
Total revenues	$ (12,922)	$ (92,208)	$ (117,962)		$ (140,947)	$ (119,040)
Operating expenses
Lease operating expenses	4,676	47,526	42,034		65,306	53,611
Gathering, processing and transportation expenses	4,074	38,324	31,988		45,220	24,770
Production taxes	0	0	0		0	0
Depreciation, depletion and amortization	(2,305)	(28,605)	(20,113)		(15,552)	(12,285)
Exploration expenses	0	0	0		0	0
Rig termination					0
Impairment	0	(2)	(111,613)		0	0
General and administrative expenses	579	1,039	310		5,089	6,403
Litigation settlement	0		0
Total operating expenses	9,373	62,485	(57,218)		103,651	41,186
Gain on sale of properties	0	0	0		0	0
Operating income (loss)	(22,295)	(154,693)	(60,744)		(244,598)	(160,226)
Other expense
Net loss on derivative instruments(1)	0	0	0		0	0
Interest expense, net of capitalized interest	1,148	26,372	39,648		16,936	2,343
Gain on extinguishment of debt	0		0		0
Reorganization items, net	0		0
Other expense	1	63	(136)		129	0
Total other expense	1,149	26,435	39,512		17,065	2,343
Income (loss) from continuing operations before income taxes	(21,146)	(128,258)	(21,232)		(227,533)	(157,883)
Income tax benefit (expense)	0	0	0		0	0
Net income (loss) from continuing operations including non-controlling interests	(21,146)	(128,258)	(21,232)		(227,533)	(157,883)
Net income from continuing operations attributable to non-controlling interests	(3,950)	(27,654)	6,546		(37,596)	(15,796)
Net income (loss) from continuing operations attributable to Oasis	(17,196)	(100,604)	(27,778)		(189,937)	(142,087)
Fresh Start Accounting–Discontinued Operations
Revenues
Total revenues			0
Operating expenses
Lease operating expenses			0
Gathering, processing and transportation expenses			0
Production taxes			0
Depreciation, depletion and amortization			0
Exploration expenses			0
Impairment			0
General and administrative expenses			(904)
Litigation settlement			0
Total operating expenses			(904)
Gain on sale of properties			0
Operating income (loss)			904
Other expense
Net loss on derivative instruments(1)			0
Interest expense, net of capitalized interest			0
Gain on extinguishment of debt			0
Reorganization items, net			(120,915)
Other expense			0
Total other expense			(120,915)
Income (loss) from continuing operations before income taxes			(120,011)
Income tax benefit (expense)			0
Net income (loss) from continuing operations including non-controlling interests			(120,011)
Net income from continuing operations attributable to non-controlling interests			77,737
Net income (loss) from continuing operations attributable to Oasis			(197,748)
As Adjusted
Revenues
Total revenues	106,993	1,058,350	845,457
Operating expenses
Lease operating expenses	22,517	146,414	160,406
Gathering, processing and transportation expenses	13,198	90,920	117,884
Production taxes	5,938	50,933	45,439
Depreciation, depletion and amortization	13,789	83,976	271,002
Exploration expenses	0	1,936	2,748
Impairment	0	3	4,825,530
General and administrative expenses	14,803	61,500	144,700
Litigation settlement	0		22,750
Total operating expenses	90,523	711,518	5,827,452
Gain on sale of properties	11	228,473	10,396
Operating income (loss)	16,481	575,305	(4,971,599)
Other expense
Net loss on derivative instruments(1)	(84,615)	(550,342)	233,565
Interest expense, net of capitalized interest	(2,020)	(23,049)	(141,836)
Gain on extinguishment of debt	0		83,867
Reorganization items, net	0		665,916
Other expense	(401)	(796)	1,271
Total other expense	(87,036)	(574,187)	842,783
Income (loss) from continuing operations before income taxes	(70,555)	1,118	(4,128,816)
Income tax benefit (expense)	3,447	0	262,962
Net income (loss) from continuing operations including non-controlling interests	(67,108)	1,118	(3,865,854)
Net income from continuing operations attributable to non-controlling interests	0	0	0
Net income (loss) from continuing operations attributable to Oasis	(67,108)	1,118	(3,865,854)
Fresh Start Accounting–Continuing Operations
Revenues
Total revenues			0
Operating expenses
Lease operating expenses			0
Gathering, processing and transportation expenses			0
Production taxes			0
Depreciation, depletion and amortization			0
Exploration expenses			0
Impairment			0
General and administrative expenses			(16,618)
Litigation settlement			0
Total operating expenses			(16,618)
Gain on sale of properties			0
Operating income (loss)			16,618
Other expense
Net loss on derivative instruments(1)			0
Interest expense, net of capitalized interest			0
Gain on extinguishment of debt			0
Reorganization items, net			(665,916)
Other expense			0
Total other expense			(665,916)
Income (loss) from continuing operations before income taxes			(649,298)
Income tax benefit (expense)			3,334
Net income (loss) from continuing operations including non-controlling interests			(645,964)
Net income from continuing operations attributable to non-controlling interests			0
Net income (loss) from continuing operations attributable to Oasis			(645,964)
As Further Adjusted
Revenues
Total revenues			845,457
Operating expenses
Lease operating expenses			160,406
Gathering, processing and transportation expenses			117,884
Production taxes			45,439
Depreciation, depletion and amortization			271,002
Exploration expenses			2,748
Impairment			4,825,530
General and administrative expenses			128,082
Litigation settlement			22,750
Total operating expenses			5,810,834
Gain on sale of properties			10,396
Operating income (loss)			(4,954,981)
Other expense
Net loss on derivative instruments(1)			233,565
Interest expense, net of capitalized interest			(141,836)
Gain on extinguishment of debt			83,867
Reorganization items, net			0
Other expense			1,271
Total other expense			176,867
Income (loss) from continuing operations before income taxes			(4,778,114)
Income tax benefit (expense)			266,296
Net income (loss) from continuing operations including non-controlling interests			(4,511,818)
Net income from continuing operations attributable to non-controlling interests			0
Net income (loss) from continuing operations attributable to Oasis			(4,511,818)
Williston Basin Acquisition
Revenues
Total revenues		328,921		$ 245,340
Operating expenses
Lease operating expenses		66,034		74,712
Gathering, processing and transportation expenses		24,792		30,287
Production taxes		28,635		24,232
Depreciation, depletion and amortization		0		0
Exploration expenses		0		0
Impairment		0		0
General and administrative expenses		0		0
Litigation settlement				0
Total operating expenses		119,461		129,231
Gain on sale of properties		0		0
Operating income (loss)		209,460		116,109
Other expense
Net loss on derivative instruments(1)		0		0
Interest expense, net of capitalized interest		0		0
Gain on extinguishment of debt				0
Other expense		0		0
Total other expense		0		0
Income (loss) from continuing operations before income taxes		209,460		116,109
Income tax benefit (expense)		0		0
Net income (loss) from continuing operations including non-controlling interests		209,460		116,109
Net income from continuing operations attributable to non-controlling interests		0
Net income (loss) from continuing operations attributable to Oasis		209,460
Other Transaction Accounting Adjustments, Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Lease operating expenses		0		0
Gathering, processing and transportation expenses		0		0
Production taxes		0		0
Depreciation, depletion and amortization		68,645		96,885
Exploration expenses		0		0
Impairment		0		0
General and administrative expenses		951		3,668
Litigation settlement				0
Total operating expenses		69,596		100,553
Gain on sale of properties		0		0
Operating income (loss)		(69,596)		(100,553)
Other expense
Net loss on derivative instruments(1)		0		0
Interest expense, net of capitalized interest		0		0
Gain on extinguishment of debt				0
Other expense		0		0
Total other expense		0		0
Income (loss) from continuing operations before income taxes		(69,596)		(100,553)
Income tax benefit (expense)		0		0
Net income (loss) from continuing operations including non-controlling interests		(69,596)		(100,553)
Net income from continuing operations attributable to non-controlling interests		0
Net income (loss) from continuing operations attributable to Oasis		(69,596)
Permian Basin Sale
Revenues
Total revenues		(91,560)		(124,421)
Operating expenses
Lease operating expenses		(11,675)		(22,336)
Gathering, processing and transportation expenses		(2,542)		(6,662)
Production taxes		(3,324)		(4,421)
Depreciation, depletion and amortization		(8,621)		(39,798)
Exploration expenses		(331)		(209)
Impairment		(3)		(995,682)
General and administrative expenses		(860)		(3,461)
Litigation settlement				0
Total operating expenses		(51,019)		(1,099,402)
Gain on sale of properties		(227,415)		227,415
Operating income (loss)		(267,956)		1,202,396
Other expense
Net loss on derivative instruments(1)		0		0
Interest expense, net of capitalized interest		0		0
Gain on extinguishment of debt				0
Other expense		275		(5)
Total other expense		275		(5)
Income (loss) from continuing operations before income taxes		(267,681)		1,202,391
Income tax benefit (expense)		0		(81,051)
Net income (loss) from continuing operations including non-controlling interests		(267,681)		1,121,340
Net income from continuing operations attributable to non-controlling interests		0
Net income (loss) from continuing operations attributable to Oasis		(267,681)
Other Transaction Accounting Adjustments, Oasis Senior Notes
Revenues
Total revenues		0		0
Operating expenses
Lease operating expenses		0		0
Gathering, processing and transportation expenses		0		0
Production taxes		0		0
Depreciation, depletion and amortization		0		0
Exploration expenses		0		0
Impairment		0		0
General and administrative expenses		0		0
Litigation settlement				0
Total operating expenses		0		0
Gain on sale of properties		0		0
Operating income (loss)		0		0
Other expense
Net loss on derivative instruments(1)		0		0
Interest expense, net of capitalized interest		(11,797)		(27,156)
Gain on extinguishment of debt				0
Other expense		0		0
Total other expense		(11,797)		(27,156)
Income (loss) from continuing operations before income taxes		(11,797)		(27,156)
Income tax benefit (expense)		0		0
Net income (loss) from continuing operations including non-controlling interests		(11,797)		(27,156)
Net income from continuing operations attributable to non-controlling interests		0
Net income (loss) from continuing operations attributable to Oasis		(11,797)
Oil and Gas Services
Revenues
Total revenues	86,442	782,324	603,585		1,408,771	1,590,024
Operating expenses
Rig termination	0		1,279
Oil and Gas Services | Pro Forma
Revenues
Total revenues		1,040,101		833,706	1,407,809	1,590,024
Operating expenses
Rig termination				0
Oil and Gas Services | Successor and Predecessor Pro Forma Combined
Revenues
Total revenues				687,655
Operating expenses
Rig termination				1,279
Oil and Gas Services | Discontinued Operations
Revenues
Total revenues	(297)	(866)	(2,075)		(962)	0
Operating expenses
Rig termination	0		0
Oil and Gas Services | Fresh Start Accounting–Discontinued Operations
Revenues
Total revenues			0
Operating expenses
Rig termination			0
Oil and Gas Services | As Adjusted
Revenues
Total revenues	86,145	781,458	601,510
Operating expenses
Rig termination	0		1,279
Oil and Gas Services | Fresh Start Accounting–Continuing Operations
Revenues
Total revenues			0
Operating expenses
Rig termination			0
Oil and Gas Services | As Further Adjusted
Revenues
Total revenues			601,510
Operating expenses
Rig termination			1,279
Oil and Gas Services | Williston Basin Acquisition
Revenues
Total revenues		328,921		245,340
Operating expenses
Rig termination				0
Oil and Gas Services | Other Transaction Accounting Adjustments, Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Rig termination				0
Oil and Gas Services | Permian Basin Sale
Revenues
Total revenues		(70,278)		(99,289)
Operating expenses
Rig termination				(1,279)
Oil and Gas Services | Other Transaction Accounting Adjustments, Oasis Senior Notes
Revenues
Total revenues		0		0
Operating expenses
Rig termination				0
Purchased Oil and Gas
Revenues
Total revenues	7,227	183,885	186,367		408,791	550,344
Operating expenses
Expenses	7,357	187,745	185,893		409,180	553,461
Purchased Oil and Gas | Pro Forma
Revenues
Total revenues		255,068		232,612	481,014	551,808
Operating expenses
Expenses		252,126		223,780	474,914	554,906
Purchased Oil and Gas | Successor and Predecessor Pro Forma Combined
Revenues
Total revenues				257,744
Operating expenses
Expenses				249,334
Purchased Oil and Gas | Discontinued Operations
Revenues
Total revenues	13,406	92,465	50,744		72,223	1,464
Operating expenses
Expenses	12,921	88,044	43,163		65,734	1,445
Purchased Oil and Gas | Fresh Start Accounting–Discontinued Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Purchased Oil and Gas | As Adjusted
Revenues
Total revenues	20,633	276,350	237,111
Operating expenses
Expenses	20,278	275,789	229,056
Purchased Oil and Gas | Fresh Start Accounting–Continuing Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Purchased Oil and Gas | As Further Adjusted
Revenues
Total revenues			237,111
Operating expenses
Expenses			229,056
Purchased Oil and Gas | Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Purchased Oil and Gas | Other Transaction Accounting Adjustments, Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Purchased Oil and Gas | Permian Basin Sale
Revenues
Total revenues		(21,282)		(25,132)
Operating expenses
Expenses		(23,663)		(25,554)
Purchased Oil and Gas | Other Transaction Accounting Adjustments, Oasis Senior Notes
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Midstream Total
Revenues
Total revenues	26,031	183,807	166,631		212,208	120,504
Operating expenses
Expenses	10,572	83,841	42,987		62,146	32,758
Midstream Total | Pro Forma
Revenues
Total revenues		0			0	0
Operating expenses
Expenses		0			0	0
Midstream Total | Successor and Predecessor Pro Forma Combined
Revenues
Total revenues				0
Operating expenses
Expenses				0
Midstream Total | Discontinued Operations
Revenues
Total revenues	(26,031)	(183,807)	(166,631)		(212,208)	(120,504)
Operating expenses
Expenses	(10,572)	(83,841)	(42,987)		(62,146)	(32,758)
Midstream Total | Fresh Start Accounting–Discontinued Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Midstream Total | As Adjusted
Revenues
Total revenues	0	0	0
Operating expenses
Expenses	0	0	0
Midstream Total | Fresh Start Accounting–Continuing Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Midstream Total | As Further Adjusted
Revenues
Total revenues			0
Operating expenses
Expenses			0
Midstream Total | Williston Basin Acquisition
Revenues
Total revenues		0
Operating expenses
Expenses		0
Midstream Total | Other Transaction Accounting Adjustments, Williston Basin Acquisition
Revenues
Total revenues		0
Operating expenses
Expenses		0
Midstream Total | Permian Basin Sale
Revenues
Total revenues		0
Operating expenses
Expenses		0
Midstream Total | Other Transaction Accounting Adjustments, Oasis Senior Notes
Revenues
Total revenues		0
Operating expenses
Expenses		0
Other Services
Revenues
Total revenues	215	542	6,836		41,974	61,075
Operating expenses
Expenses	0	47	6,658		28,761	41,200
Other Services | Pro Forma
Revenues
Total revenues		542		7,051	41,974	61,075
Operating expenses
Expenses		47		6,658	28,761	41,200
Other Services | Successor and Predecessor Pro Forma Combined
Revenues
Total revenues				7,051
Operating expenses
Expenses				6,658
Other Services | Discontinued Operations
Revenues
Total revenues	0	0	0		0	0
Operating expenses
Expenses	0	0	0		$ 0	$ 0
Other Services | Fresh Start Accounting–Discontinued Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Other Services | As Adjusted
Revenues
Total revenues	215	542	6,836
Operating expenses
Expenses	$ 0	47	6,658
Other Services | Fresh Start Accounting–Continuing Operations
Revenues
Total revenues			0
Operating expenses
Expenses			0
Other Services | As Further Adjusted
Revenues
Total revenues			6,836
Operating expenses
Expenses			$ 6,658
Other Services | Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Other Services | Other Transaction Accounting Adjustments, Williston Basin Acquisition
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Other Services | Permian Basin Sale
Revenues
Total revenues		0		0
Operating expenses
Expenses		0		0
Other Services | Other Transaction Accounting Adjustments, Oasis Senior Notes
Revenues
Total revenues		0		0
Operating expenses
Expenses		$ 0		$ 0